Stock-Based Compensation (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock outstanding	4,058,184	4,499,601	4,308,013	4,001,149
Stock-Based Compensation (Textual) [Abstract]
Common stock shares issued	9,819
Common stock authorized for equity incentive plans	5,500,000
Shares available for issuance	1,362,258
Restricted stock units	70,814
Stock-based compensation expense	$ 481,000	$ 552,000	$ 1,466,000
Weighted average fair value of options granted	$ 1.21	$ 2.30	$ 2.22
Total fair value of options vested	420,000	570,000	1,835,000
Total unrecognized estimated compensation cost	491,000
Weighted average contractual life of unvested options	8 years 1 month 13 days
Intrinsic value of fully vested option shares	0
Weighted average fair value, granted	$ 1.43
Restricted stock vested	9,819	0
Estimated compensation cost of unvested restricted stock	$ 109,000
Stock Options [Member] | 2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock outstanding	1,075